Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of components of inventories
	December 31, 2020	December 31, 2019
Ore on leach pad	$6,583,986	$3,903,297
Carbon column in process	133,640	235,762
Finished goods	129,391	194,623
Total	$6,847,017	$4,333,682